Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2021 USD ($)
PRC
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 62,405,196
2021	15,383,159
2022	810,090
2023	3,057,392
2024	1,558,187
2025	25,082,351
Thereafter	16,514,017
Hong Kong
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	28,519,536
United States
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 32,691,014